Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amount	$ 5,621,376	$ 5,929,533
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,380,334	4,592,377
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	111,065	130,310
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	606,226	538,077
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,605,486	3,852,031
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	28,214	38,643
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	29,343	33,316
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,013,663	1,046,651
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	9,548	8,368
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	536,375	452,501
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	34,012	45,576
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	32,800	45,353
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	400,928	494,853
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,379	290,505
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	128,024	132,690
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	34,151	26,731
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	65,204	131,084
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	2,478,771	2,545,775
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,777,411	1,706,150
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	63,381	81,584
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	493,676	414,294
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,204,974	1,182,231
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,596	19,633
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	5,784	8,408
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	550,583	656,725
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	7,144	6,574
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	111,610	104,706
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	28,329	39,105
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	29,989	40,628
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	373,511	465,712
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	150,777	182,900
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	81,897	75,388
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	19,910	13,562
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	48,970	93,950
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,163,856	2,329,705
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,803,940	1,982,866
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	47,648	48,087
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	105,747	117,694
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,617,615	1,781,124
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	17,011	16,813
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	15,919	19,148
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	289,972	244,773
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	2,404	1,762
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	256,789	206,695
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,615	6,218
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	2,811	4,493
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	22,353	25,605
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	69,944	102,066
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	45,083	54,045
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	8,965	11,418
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,896	36,603
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	978,749	1,054,053
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	798,983	903,361
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	36	639
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	6,803	6,089
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	782,897	888,676
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,607	2,197
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	7,640	5,760
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	173,108	145,153
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		32
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	167,976	141,100
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	68	253
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		232
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	5,064	3,536
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	6,658	5,539
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,044	3,257
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	5,276	1,751
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 338	$ 531